Operating Leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Lease, Cost
Operating lease charge. The following table summarizes the operating lease charge for the twelve months ended December 31, 2023, 2022 and 2021:

	For the Twelve Months Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	($ in millions)
Amortization charge on right-of-use operating leased assets	$10.7	$10.1	$12.0
Interest on operating lease liabilities	4.5	5.4	5.5
Operating lease charge	$15.2	$15.5	$17.5

Lessee, Operating Lease, Liability
Lease Liabilities. The following table summarizes the maturity of lease liabilities under non-cancellable leases as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	($ in millions)
Operating leases — maturities
2023	$—	$15.4
2024	15.4	15.2
2025	15.1	14.9
2026	14.3	14.1
2027	12.8	12.6
2028	12.7	12.4
Later years	32.4	34.8
Total minimum lease payments	$102.7	$119.4
Less imputed interest	(16.6)	(23.9)
Total lease liabilities	$86.1	$95.5

Summary of Other Lease Information
Other lease information. The following table summarizes the cash flows on operating leases for the twelve months ended December 31, 2023, 2022 and 2021 and other supplemental information:

	For the Twelve Months Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	($ in millions)
Cash paid for amounts included in the measurement of lease liabilities
- Operating cash outflow from operating leases	$(15.5)	$(15.5)	$(17.5)

Right-of-use assets obtained in exchange for lease obligations
- Operating leases	$0.2	$1.9	$23.9

Reduction to Right-of-use assets resulting from reductions to lease obligations
- Operating leases	$0.1	$7.0	$2.3

Weighted Averages
- Operating leases, remaining lease terms (years)	7.3	8.1	8.8
- Operating leases, average discount rate	5.0%	5.0%	5%